Taxation	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Taxes Payable
Taxation
19.	Taxes Payable

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the years ended March 31, 2022 and 2021.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018, and an income tax rate of 8.25% for assessable profit up to HKD 2,000,000 from April 2018 onwards. The Group had no assessable profit subject to Hong Kong profit tax for the years ended March 31, 2022 and 2021.

PRC

Income Tax

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended March 31
	2022	2021
Current	$613,790	$3,479,303
Deferred	(5,170)	—
Income tax expense	$608,620	$3,479,303

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the years ended March 31, 2022, 2021 and 2020, respectively:

	For the years ended March 31,
	2022	2021	2020
Income before income taxes	$(791,672)	$6,977,308	$13,314,111
Tax rate	25%	25%	25%
Provision for income taxes at statutory tax rate	$(197,918)	$1,744,327	$3,328,528
Effect of tax-exempt entity	719,274	1,232,710	—
Effect of pervious year over-paid tax expenses	1,314	498,924	—
Effect of non-tax deductible expenses and loss	35,847	3,342	10,358
Effect of deductible prior year loss	(18,406)	—	—
Effect of tax loss not recognized	68,509	—	—
Income tax expense	$608,620	$3,479,303	$3,338,886

Deferred tax assets	$68,345	$1,686	$88
Valuation allowance	(68,345)	(1,686)	(88)
Total	$—	$—	$—

There was a temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements as of March 31, 2022 due to the acquisition of Jisen Information, thus a deferred income tax expense is recognized.

There was not any temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements as of March 31, 2021 and 2020.

Value Added Tax (“VAT”)

The Group’s membership revenues for providing non-academic education services are subject to a simple tax method to calculate VAT at 3%. The Group’s technical service revenue is subject to a VAT rate of 6%.

Taxes payable consisted of the followings:

	As of March 31,
	2022	2021
Income tax payable	$81,610	$375,467
VAT payable	46,035	54,961
Other tax payables	—	18,057
Total	$127,645	$448,485

14.Taxation

The Company is registered in the Cayman Islands. The Group generated substantially all of its income from its PRC operations for the years ended March 31, 2021 and 2020.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain, and no withholding tax is imposed to any dividends and payment made to shareholders.

Hong Kong

The Company’s subsidiary Easy Skills Technology Limited is located in Hong Kong and is subject to an income tax rate of 16.5% for assessable profit earned in Hong Kong before April 2018, and an income tax rate of 8.25% for assessable profit up to HKD 2,000,000 from April 2018 onwards. The Group had no assessable profit subject to Hong Kong profit tax for the years ended March 31, 2021 and 2020.

PRC

Income Tax

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The current and deferred portions of income tax expense included in the consolidated statements of income were as follows:

	For the years ended March 31
	2021	2020
Current	$3,479,303	$3,338,886
Deferred	—	—
Income tax expense	$3,479,303	$3,338,886

The following table sets forth reconciliation between the statutory EIT rate of 25% and the effective tax for the years ended March 31, 2021 and 2020, respectively:

	For the years ended March 31,
	2021	2020
Income before income taxes	$6,977,308	$13,314,111
Tax rate	25%	25%
Provision for income taxes at statutory tax rate	$1,744,327	$3,328,528
Effect of tax exempt entity	1,232,710	—
Effect of previous year over-paid tax expense	498,924	—
Effect of non-tax deductible expenses	3,342	10,358
Income tax expense	$3,479,303	$3,338,886

There was not any temporary difference between the tax base and the reported amount of assets and liabilities in the financial statements as of March 31, 2021 and 2020, thus no deferred income tax is recognized.

Value Added Tax (“VAT”)

The Group’s membership revenues for providing non-academic education services are subject to a simple tax method to calculate VAT at 3%. The Group’s technical service revenue is subject to a VAT rate of 6%.

Taxes payable consisted of the following:

	As of March 31,
	2021	2020
Income tax payable	$375,467	$477,466
VAT payable	54,961	58,897
Other tax payables	18,057	7,237
Total	$448,485	$543,600